UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2004, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2005.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2004

Check here if Amendment           [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   August 12, 2005

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _6_

Form 13F Information Table Value Total:  $221,288


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

AT&T WIRELESS SVCS INC	    COM        00209A106	55518	3876924	SH       DEFINED               3876924	0	0
ADVANCED FIBRE COMMUNICATIO COM	       00754A105	33578	1662300	SH	 DEFINED	       1662300	0	0
CHELSEA PPTY GROUP INC	    COM	       163421100	27745	425400	SH	 DEFINED	       425400	0	0
NEIGHBORCARE INC	    COM	       64015Y104	6818	217613	SH	 DEFINED	       217613	0	0
WELLPOINT HEALTH NETWORK NE COM	       94973H108	92431	825200	SH	 DEFINED	       825200	0	0
WHEATON RIV MINERALS LTD    COM	       962902102	5198	1850000	SH	 DEFINED	       1850000	0	0

